PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 19, 2024	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 8,206,768		¥ 6,223,424			$ 1,124,522
Less: accumulated depreciation		(3,115,060)		(2,036,969)			(426,837)
Less: impairment		(25,805)		(17,314)			(3,536)
Property, plant and equipment, net		5,065,903		4,169,141			694,149
Depreciation and amortization expenses		1,187,800	$ 162,800	604,000		¥ 391,700
Term of real property certificates	5 years
Luckin coffee express
PROPERTY AND EQUIPMENT, NET
Impairment provision written off				164,600
Store operating equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		3,216,933		2,417,877			440,797
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		3,140,345		2,235,034			430,302
Office equipment and others
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		405,266		315,291			55,531
Office buildings
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		689,445		480,792			94,470
Assets subject to operating leases
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		346,223		346,223			47,441
Mechanical equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		255,576		82,303			35,020
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		152,980		345,904			$ 20,961
Luckin coffee express machines
PROPERTY AND EQUIPMENT, NET
Impairment loss				¥ 5,200	$ 700
Store operating equipment and others
PROPERTY AND EQUIPMENT, NET
Impairment loss		¥ 8,900	$ 1,200